Selected Statements Of Operations Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Operations Data [Abstract]
Selected Statements Of Operations Data
NOTE 12 -      SELECTED STATEMENTS OF OPERATIONS DATA

A.	Revenues

A breakdown of the Company's revenues by geographical region and based upon distribution of the Company's products by major distributors is provided below for the years 2011, 2010 and 2009:

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Revenue by geographical region:
Israel	$979	$977	$954
Germany	9,860	8,300	8,232
Italy	6,797	6,473	7,204
Rest of Europe	3,438	2,978	2,358
Far East	6,050	5,729	4,790
USA	11,187	9,172	7,914
Rest of North America	1,659	1,743	1,105
Others	744	702	400
	$40,714	$36,074	$32,957
Revenue through major distributors, as a percentage of total revenues:

Distributor (A)	4%	4%	4%

B.	Cost of revenues

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Hardware and software	$3,073	$3,505	$3,488
Salaries and employee benefits	1,084	1,118	1,052
Amortization of capitalized software development cost	-	39	39
Royalties to the Chief Scientist	-	89	347
Amortization of other intangible assets	588	588	588
Depreciation	9	9	11
Other	632	522	676
	5,386	5,870	6,201
Decrease (increase) in inventory	(3)	6	(15)
	$5,383	$5,876	$6,186

C.	Selling, general and administrative expenses

	Year ended December 31,
	2 0 1 1	2 0 1 0	2 0 0 9

Marketing costs	$1,167	$1,019	$1,190
Selling expenses	18,135	16,378	15,904
General and administrative expenses	4,535	3,970	4,156
Amortization of other intangible assets	392	396	395
Depreciation	224	290	347
	$24,453	$22,053	$21,992